SHARE CAPITAL (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands						1 Months Ended	12 Months Ended
	Jan. 25, 2021 USD ($) shares	Jan. 25, 2021 CNY (¥) shares	Jan. 25, 2019 USD ($) shares	Jan. 25, 2019 CNY (¥) shares	Jan. 25, 2018 $ / shares shares	Jan. 31, 2021 CNY (¥) shares	Sep. 30, 2020 USD ($) shares	Sep. 30, 2020 CNY (¥) shares	Sep. 30, 2019 CNY (¥)	Sep. 30, 2018 CNY (¥)
Aggregate purchase price | ¥								¥ 16,223	¥ 53,599	¥ 15,645
Proceeds from issuance of common stock							$ 2,382	16,223	53,599	¥ 0
Increased share capital resulted from contribution from non-controlling interests | ¥								¥ 2,100	¥ 9,379
At-the-Market Arrangement
Stock Issued During Period, Shares, New Issues							280,000	280,000
Proceeds from issuance of common stock							$ 2,360	¥ 16,200
Increased share capital resulted from contribution from non-controlling interests | $							$ 2,100
Subsequent Event | At-the-Market Arrangement
Stock Issued During Period, Shares, New Issues	219,440	219,440				499,440
Proceeds from issuance of common stock	$ 2,620	¥ 17,900				¥ 4,980
Tiger Capital Fund SPC
Shares of warrants					1,000,000
Strike price | $ / shares					$ 6.47
Class Of Warrant Or Right Term					5 years
Stock Issued During Period, Shares, New Issues			1,397,680	1,397,680
Aggregate purchase price			$ 7,743	¥ 53,599